Operating costs and expenses by nature	12 Months Ended
Dec. 31, 2025
Operating costs and expenses by nature [Abstract]
Operating costs and expenses by nature
21.	Operating costs and expenses by nature

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Employee benefits expense	640,764	304,121	42,381
Professional service fees	141,938	157,768	49,213
Market incentives for charging services	231,121	113,224	123,556
Rental, facility and utilities	26,088	32,650	1,932
Cost of charging services revenues	21,167	28,447	514
Cost of energy solutions revenues	86,528	27,605	258
Promotion and advertising expenses	39,862	22,384	7,332
Traveling, entertainment and general office expenses	24,850	16,739	10,185
Depreciation of right-of-use assets	7,440	5,265	1,646
Depreciation of property, plant and equipment	947	1,480	1,336
Amortization of intangible assets	472	743	743
Bandwidth and server custody expenses	3,585	2,155	205
Payment processing costs	1,067	1,063	799
Net impairment losses on receivables, prepayments and other financial assets	73,816	300,921	81,558
Provision for losses on inventories, net	3,296	—	—
Others	9,712	14,367	75,759
Total operating costs and expenses	1,312,653	1,028,932	397,417